Summary of Significant Accounting Policies - Additional Information (Details)			12 Months Ended
	Aug. 23, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2023 USD ($) Customer Segment	Dec. 31, 2022 USD ($) Customer
Concentration Risk [Line Items]
Reverse stock split, conversion ratio	0.01
Reverse stock split	1-for-100
Issuance of fractional shares | shares	0
Accounts Receivable
Allowance for doubtful accounts			$ 0	$ 0
Reserve for sales returns			52,000	19,000
Inventory
Less reserve for obsolescence			32,000	0
Revenue Recognition
Contract liability related to deferred revenues			8,000	2,000
Net loss			(8,244,000)	(10,096,000)
Deferred offering costs			0	584,000
Sale of common stock | shares		200,000
Cash and cash equivalents			3,395,000	3,517,000
Accumulated deficit			(37,886,000)	(29,642,000)
Working capital			3,300,000
Number of shares issued post reverse stock split | shares	1
Number of shares included in conversion of securities | shares	100
Cash equivalents			3,243,000	3,074,000
Impairments of long-lived assets			$ 0	0
Product warranty limited period			1 year
Advertising and other promotional costs			$ 822,000	$ 1,300,000
Assumed dividend yield			0.00%	0.00%
Number of operating segment | Segment			1
Interest or penalties charged to the unrecognized tax benefits			$ 0
Cash and cash equivalents balances exceeding FDIC insured limits			$ 3,000,000	$ 3,000,000
Common Stock
Concentration Risk [Line Items]
Issuance of fractional shares | shares	84
Minimum [Member]
Revenue Recognition
Estimated useful lives of the assets			3 years
Maximum [Member]
Revenue Recognition
Estimated useful lives of the assets			4 years
Shipping and Handling [Member]
Revenue Recognition
Shipping and handling fees paid by customers			$ 3,000	3,000
Shipping costs for delivery of product to customers			$ 59,000	$ 96,000
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Revenue Recognition
Number of customers | Customer			1
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer One [Member]
Revenue Recognition
Concentration risk (as a percent)			81.00%	43.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Two [Member]
Revenue Recognition
Number of customers | Customer				2
Concentration risk (as a percent)				18.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Revenue Recognition
Number of customers | Customer			1
Concentration risk (as a percent)			20.00%	20.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Revenue Recognition
Number of customers | Customer				1
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Geographic Concentration Risk [Member] | Major Customer
Revenue Recognition
Concentration risk (as a percent)			79.00%